DEFERRED CHARGES	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES	19.DEFERRED CHARGESDeferred charges represent financing costs, principally bank fees that are capitalized and amortized to other financial items over the life of the debt instrument. If a loan is repaid early any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. The deferred charges are comprised of the following amounts:(in thousands of $)2013 2012Debt arrangement fees and other deferred financing charges27,845 6,335Accumulated amortization(3,361) (2,271) 24,484 4,064The increase in debt arrangement fees and other deferred finance charges for the year ended December 31, 2013 relate to the financing costs in respect of the $1.125 billion financing facility entered by the Company in July 2013 to fund eight of the newbuildings. Amortization of deferred charges for the years ended December 31, 2013, 2012 and 2011 was $2.0 million, $1.9 million and $1.5 million, respectively.